Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues:
Gaming	$ 1,847,167	$ 1,799,724	$ 1,863,249
Food and beverage	307,442	303,404	306,075
Room	163,509	157,427	150,258
Other	123,959	122,237	122,813
Gross revenues	2,442,077	2,382,792	2,442,395
Less promotional allowances	242,645	240,537	243,657
Net revenues	2,199,432	2,142,255	2,198,738
Operating costs and expenses:
Gaming	900,922	888,414	921,486
Food and beverage	168,096	168,730	169,033
Room	41,298	41,132	41,404
Other	80,508	86,166	86,958
Selling, general and administrative	322,420	327,599	341,446
Maintenance and utilities	104,548	109,526	106,695
Depreciation and amortization	207,118	208,915	218,667
Corporate expense	76,941	75,626	63,249
Project development, preopening and writedowns	6,907	13,747	10,371
Impairments of assets	18,565	48,681	5,351
Other operating items, net	(907)	(13)	(2,861)
Total operating costs and expenses	1,928,230	1,968,523	1,967,521
Operating income	271,202	173,732	231,217
Other expense (income)
Interest income	(1,858)	(1,879)	(2,147)
Interest expense, net of amounts capitalized	224,590	230,060	262,995
Loss on early extinguishments of debt	40,733	1,536	28,346
Other, net	3,676	48	(2,090)
Total other expense, net	267,141	229,765	287,104
Income (loss) from continuing operations before income taxes	4,061	(56,033)	(55,887)
Income taxes benefit (provision)	6,634	5,408	(7,684)
Income (loss) from continuing operations, net of tax	10,695	(50,625)	(63,571)
Income (loss) from discontinued operations, net of tax	36,539	8,987	(44,983)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	0	(11,403)	27,846
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	47,234	(53,041)	(80,708)
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax	0	11,403	(27,846)
Income (Loss) from Continuing Operations Attributable to Noncontrolling Interest	0	0	444
Net income (loss) attributable to Boyd Gaming Corporation	$ (47,234)	$ 53,041	$ 80,264
Continuing operations	$ 0.10	$ (0.46)	$ (0.65)
Discontinued operations	0.32	(0.02)	(0.18)
Basic net income (loss) per common share	$ 0.42	$ (0.48)	$ (0.83)
Weighted average basic shares outstanding	112,789	109,979	97,243
Continuing operations	$ 0.10	$ (0.46)	$ (0.65)
Discontinued operations	0.32	(0.02)	(0.18)
Diluted net income (loss) per common share	$ 0.42	$ (0.48)	$ (0.83)
Weighted average diluted shares outstanding	113,676	109,979	97,243